1334158

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

[redacted]

OMB
Expi
Estir
hours

05060385

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

SEC MAIL PROCESSING
RECEIVED
JUL 2 2 2005
WASH. D.C. 198 SECTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Pete & Mac's Northglenn, LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☑ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☑ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Pete & Mac's Northglenn, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
4841 N. Scottsdale Rd., Suite 100, Scottsdale, AZ 85251	(480) 970-6166
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
Same as Executive Offices	

Brief Description of Business
Operation of a high quality retail pet boarding, pet grooming and pet supply facility.

PROCESSED
JUL 26 2005
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☑ other (please specify):
☐ business trust ☐ limited partnership, to be formed Limited Liability Company

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 0 4 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C O

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Pet Resorts, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
4841 N. Scottsdale Rd., Suite 100, Scottsdale, AZ 85251

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Remington, C. Wesley

Business or Residence Address (Number and Street, City, State, Zip Code)
4841 N. Scottsdale Rd., Suite 100, Scottsdale, AZ 85251

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Best, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
4841 N. Scottsdale Rd., Suite 100, Scottsdale, AZ 85251

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Butler, Ronald

Business or Residence Address (Number and Street, City, State, Zip Code)
4841 N. Scottsdale Rd., Suite 100, Scottsdale, AZ 85251

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Barwald, Gay

Business or Residence Address (Number and Street, City, State, Zip Code)
4841 N. Scottsdale Rd., Suite 100, Scottsdale, AZ 85251

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[X]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 20,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Melliger, Andrew

Business or Residence Address (Number and Street, City, State, Zip Code)
1407 Main Street, Hays, KS 67601

Name of Associated Broker or Dealer
Main Street Securities, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA]	[CO] ✓	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS] ✓	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO] ✓
[MT]	[NE] ✓	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] ✓	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Allen, Joseph

Business or Residence Address (Number and Street, City, State, Zip Code)
1407 Main Street, Hays, KS 67601

Name of Associated Broker or Dealer
Main Street Securities, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA]	[CO] ✓	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS] ✓	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO] ✓
[MT]	[NE] ✓	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] ✓	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify limited liability company membership interests	$ 600,000.00	$ 20,000.00
Total	$ 600,000.00	$ 20,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 20,000.00
Non-accredited Investors		$
Total (for filings under Rule 504 only)	1	$ 20,000.00

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	LLC Membership Interests	$ 20,000.00
Regulation A		$
Rule 504		$
Total		$ 20,000.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☑	$ 5,000.00
Accounting Fees	☑	$ 5,000.00
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify)	☐	$
Total	☑	$ 10,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 590,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☑ $ 285,000.00
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☑ $ 240,000.00
Other (specify): Licenses, Marketing, Inventory and Supplies	☐ $	☑ $ 65,000.00
	☐ $	☐ $
Column Totals	☐ $ 0.00	☑ $ 590,000.00
Total Payments Listed (column totals added)	☑ $ 590,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Pete & Mac's Northglenn, LLC	Ronald H Butler	7-20-05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Ronald H. Butler	President of Pet Resorts, Inc., the Managing Member of Issuer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Pete & Mac's Northglenn, LLC	Ronald H Butler	7-20-05
Name (Print or Type)	**Title (Print or Type)**	
Ronald H. Butler	President of Pet Resorts, Inc., the Managing Member of Issuer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX									
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL		x							x
AK		x							x
AZ	x		LLC Membership Interests						x
AR		x							x
CA		x							x
CO	x		LLC Membership Interests	1	$20,000.00				x
CT		x							x
DE		x							x
DC		x							x
FL		x							x
GA		x							x
HI		x							x
ID		x							x
IL		x							x
IN		x							x
IA		x							x
KS	x		LLC Membership Interests						x
KY		x							x
LA		x							x
ME		x							x
MD		x							x
MA		x							x
MI		x							x
MN		x							x
MS		x							x

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO	x		LLC Membership Interests						x
MT		x							x
NE	x		LLC Membership Interests						x
NV		x							x
NH		x							x
NJ		x							x
NM		x							x
NY		x							x
NC		x							x
ND		x							x
OH		x							x
OK		x							x
OR		x							x
PA		x							x
RI		x							x
SC		x							x
SD		x							x
TN		x							x
TX	x		LLC Membership Interests						x
UT		x							x
VT		x							x
VA		x							x
WA		x							x
WV		x							x
WI		x							x

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY		x							x
PR		x							x

Form U-2 Uniform Consent to Service of Process

Know all men by these presents:

That the undersigned **Pete & Mac's Northglenn, L.L.C.**, a limited liability company organized under the laws of Missouri for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Ronald H. Butler
(Name)

4841 North Scottsdale Road, Suite 100, Scottsdale, AZ 85251
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

X ALABAMA	Secretary of State	X FLORIDA	Department of Banking and Finance
X ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	X GEORGIA	Commissioner of Securities
X ARIZONA	The Corporation Commission	X GUAM	Administrator, Department of Finance
X ARKANSAS	The Securities Commissioner	X HAWAII	Commissioner of Securities
X CALIFORNIA	Commissioner of Corporations	X IDAHO	Director, Department of Finance
X COLORADO	Securities Commissioner	X ILLINOIS	Secretary of State
X CONNECTICUT	Banking Commissioner	X INDIANA	Secretary of State
X DELAWARE	Securities Commissioner	X IOWA	Commissioner of Insurance
X DIST. OF COLUMBIA	Dept. of Insurance and Securities Regulation	X KANSAS	Secretary of State
X KENTUCKY	Director, Division of Securities	X OHIO	Secretary of State
X LOUISIANA	Commissioner of Securities	X OREGON	Director, Department of Insurance and Finance
X MAINE	Administrator, Securities Division	X OKLAHOMA	Securities Administrator
X MARYLAND	Commissioner of the Division of Securities	X PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process
X MASSACHUSETTS	Secretary of State	X PUERTO RICO	Commissioner of Financial Institutions

X MICHIGAN	Commissioner, Office of Financial and Insurance Services	X RHODE ISLAND	Director of Business Regulation
X MINNESOTA	Commissioner of Commerce	X SOUTH CAROLINA	Securities Commissioner
X MISSISSIPPI	Secretary of State	X SOUTH DAKOTA	Director of the Division of Securities
X MISSOURI	Securities Commissioner	X TENNESSEE	Commissioner of Commerce and Insurance
X MONTANA	State Auditor and Commissioner of Insurance	X TEXAS	Securities Commissioner
X NEBRASKA	Director of Banking and Finance	X UTAH	Director, Division of Securities
X NEVADA	Secretary of State	X VERMONT	Commissioner of Banking, Insurance, Securities & Health Administration
X NEW HAMPSHIRE	Secretary of State	X VIRGINIA	Clerk, State Corporation Commission
X NEW JERSEY	Chief, Securities Bureau	X WASHINGTON	Director of the Department of Licensing
X NEW MEXICO	Director, Securities Division	X WEST VIRGINIA	Commissioner of Securities
X NEW YORK	Secretary of State	X WISCONSIN	Department of Financial Institutions, Division of Securities
X NORTH CAROLINA	Secretary of State	X WYOMING	Secretary of State
X NORTH DAKOTA	Securities Commissioner		

Dated this 20th day of July, 2005

(SEAL)

PETE & MAC'S LAS COLINAS, L.L.C.

By: Pet Resorts, Inc., Managing Member

Ronald H. Butler

Ronald H. Butler, President

State of Missouri)
) ss.
County of Jackson)

On this 20th day of July, 2005, before me appeared Ronald H. Butler, to me personally known, who, being by me duly sworn, did say that he is the President of Pet Resorts, Inc., Managing Member of Pete & Mac's Northglenn, L.L.C., a limited liability company of the State of Missouri, and that said instrument was signed on behalf of said limited liability company by authority of its Managing Member; and said Stephanie J. Remington acknowledged said instrument to be the free act and deed of Pet Resorts, Inc., the Managing Member of said limited liability company.

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed my official seal in the County and State aforesaid, the day and year first above written.

Susan Williams Umstead

Notary Public

My Commission Expires:
May 9, 2009

SUSAN WILLIAMS-UMSTEAD
Notary Public-Notary Seal
Jackson County-State of Missouri
Commission #05448172
My Commission Expires 05/09/09

FORM U-2A

UNIFORM FORM OF COMPANY RESOLUTION OF PETE & MAC'S NORTHGLENN, L.L.C.

(Name of Company)

RESOLVED, that it is desirable and in the best interests of this Company that its securities be qualified for sale in various states; that Ronald H. Butler, President of Pet Resorts, Inc., the Managing Member of the Company (the "Manager"), is hereby authorized to determine the states in which appropriate action shall be taken to qualify for sale all or such part of the securities of this Company as the Manager may deem advisable; that the Manager is hereby authorized to perform on behalf of this Company any and all such acts as it may deem necessary or advisable in order to comply with the applicable laws of any such states, and in connection therewith to execute and file all requisite papers and documents, including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; and the execution by the Manager of any such paper or document or the doing by it of any act in connection with the foregoing matters shall conclusively establish its authority therefor from this Company and the approval and ratification by this Company of the papers and documents so executed and the action so taken.

CERTIFICATE

The undersigned hereby certifies that she is the Secretary of Pet Resorts, Inc., a corporation organized and existing under the laws of the State of Missouri, the Managing Member of the Company; that the foregoing is a true and correct copy of a resolution duly adopted at a meeting of the Members of said Company held on the 26th day of July, 2005, at which meeting a quorum was at all times present and acting; that the passage of said resolution was in all respects legal; and that said resolution is in full force and effect.

PET RESORTS, INC.

By: Gay Barwald

Gay Barwald, Secretary

MANAGING MEMBER AND SOLE MEMBER OF THE COMPANY